Cost of services, selling and administrative (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Analysis of income and expense [abstract]
Salaries and other member costs	$ 9,156,779,000	$ 8,870,235,000
Professional fees and other contracted labour	1,436,403,000	1,500,613,000
Hardware, software and data center related costs	866,883,000	827,613,000
Property costs	201,194,000	213,962,000
Amortization, depreciation and impairment (Note 24)	522,308,000	506,122,000
Other operating expenses	76,163,000	63,876,000
Costs of services, selling and administrative	12,259,730,000	11,982,421,000
R&D and other tax credits	$ 134,911,000	$ 159,390,000